Investments - Equity securities reported at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at fair value	$ 773	$ 809
Equity securities
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at cost	756	746
Equity securities, at fair value	773	809
Equity securities, fair value in excess of cost	17	63
Common stocks
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at cost	423	497
Equity securities, at fair value	412	552
Equity securities, fair value in excess of cost	(11)	55
Perpetual preferred stocks
Debt and Equity Securities, FV-NI [Line Items]
Equity securities, at cost	333	249
Equity securities, at fair value	361	257
Equity securities, fair value in excess of cost	$ 28	$ 8